Pro Forma Consolidated Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net income attributable to Verizon	$ 17,058	$ 4,449